Deferred Acquisition Costs and Other Actuarial Balances - Retirement and Income Solutions - Balances and changes in DAC (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Acquisition Costs
Beginning balance, Deferred acquisition costs	$ 3,939.2		$ 3,822.3
Amortized to expense	(388.7)	$ (385.7)	(372.2)
Ending balance, Deferred acquisition costs	3,926.5	3,939.2
Retirement and Income Solutions
Deferred Acquisition Costs
Beginning balance, Deferred acquisition costs	930.0		964.4
Amortized to expense	(95.9)	(101.0)	(107.0)
Ending balance, Deferred acquisition costs	918.9	930.0
Workplace savings and retirement solutions | Retirement and Income Solutions
Deferred Acquisition Costs
Beginning balance, Deferred acquisition costs	498.0	489.0	477.2
Costs deferred	48.1	48.3	50.1
Amortized to expense	(39.7)	(39.3)	(38.3)
Ending balance, Deferred acquisition costs	506.4	498.0	489.0
Individual variable annuities | Retirement and Income Solutions
Deferred Acquisition Costs
Beginning balance, Deferred acquisition costs	278.0	281.2	281.9
Costs deferred	27.4	22.5	26.4
Amortized to expense	(25.9)	(25.7)	(27.1)
Ending balance, Deferred acquisition costs	279.5	278.0	281.2
Pension risk transfer | Retirement and Income Solutions
Deferred Acquisition Costs
Beginning balance, Deferred acquisition costs	8.1	2.7
Costs deferred	7.9	5.6	2.7
Amortized to expense	(0.6)	(0.2)
Ending balance, Deferred acquisition costs	15.4	8.1	2.7
Individual fixed deferred annuities | Retirement and Income Solutions
Deferred Acquisition Costs
Beginning balance, Deferred acquisition costs	131.0	162.2	192.7
Costs deferred			7.6
Amortized to expense	(24.9)	(31.2)	(38.1)
Ending balance, Deferred acquisition costs	106.1	131.0	162.2
Investment only | Retirement and Income Solutions
Deferred Acquisition Costs
Beginning balance, Deferred acquisition costs	14.9	18.1	12.6
Costs deferred	1.3	1.4	9.1
Amortized to expense	(4.7)	(4.6)	(3.6)
Ending balance, Deferred acquisition costs	$ 11.5	$ 14.9	$ 18.1